Consolidated Statements of Mezzanine Equity and Stockholders' Deficiency - USD ($) $ in Thousands		Total	Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Redeemable Convertible Preferred Stock [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Temporary Equity [Member] Redeemable Convertible Preferred Stock [Member]		Temporary Equity [Member] Redeemable Convertible Preferred Stock [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Temporary Equity [Member] Redeemable Convertible Preferred Stock [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Temporary Equity [Member] Redeemable Common Shares [Member]	Temporary Equity [Member] Redeemable Common Shares [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Temporary Equity [Member] Redeemable Common Shares [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Temporary Equity [Member] Share-based Awards [Member]	Temporary Equity [Member] Share-based Awards [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Temporary Equity [Member] Share-based Awards [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Temporary Equity [Member] Series C Preferred Stock [Member]	Temporary Equity [Member] Series A Preferred Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Noncontrolling Interest [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Temporary Equity, Including Portion Attributable to Noncontrolling Interests [Member]	Temporary Equity, Including Portion Attributable to Noncontrolling Interests [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Temporary Equity, Including Portion Attributable to Noncontrolling Interests [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Temporary Equity, Including Portion Attributable to Noncontrolling Interests [Member] Series C Preferred Stock [Member]	Temporary Equity, Including Portion Attributable to Noncontrolling Interests [Member] Series A Preferred Stock [Member]	Temporary Equity, Including Portion Attributable to Noncontrolling Interests [Member] Series B Preferred Stock [Member]	Common Stock [Member]		Common Stock [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Common Stock [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Additional Paid-in Capital [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Treasury Stock [Member]	Treasury Stock [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Treasury Stock [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Retained Earnings [Member]	Retained Earnings [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	Retained Earnings [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member] Series A Preferred Stock [Member]	Retained Earnings [Member] Series B Preferred Stock [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Reclassification of Redeemable Common Shares from Temporary to Permanent Equity [Member]	AOCI Attributable to Parent [Member] Reclassification of Share-based Awards from Liabilities and Temporary Equity to Permanent Equity [Member]
Balance, temporary equity, shares (in shares) at Dec. 31, 2018	[1]								58,529,461
Balance, temporary equity, including noncontrolling interest at Dec. 31, 2018									$ 108,958				$ 0			$ 774					$ 0			$ 109,732
Balance (in shares) at Dec. 31, 2018	[1]																													73,838,841
Balance at Dec. 31, 2018		$ (142,809)			$ 47,975																									$ 9				$ 10,244						$ (154,289)			$ 47,975			$ 1,227
Reclassification of share-based awards to mezzanine equity		(517)							0				0			517					0			517						0				(517)						0						0
Remeasurement of redemption value of common shares		$ (10,684)							0				10,684			0					0			10,684						$ 0				(10,684)						0						0
Proceeds from exercise of options (in shares)		451,953																												451,955	[1]
Proceeds from exercise of options		$ 88																																88
Stock-based compensation expense		3,094																																3,094
Remeasurement of redemption value of convertible preferred stock		(3,013)							$ 3,013															3,013																(3,013)
Net loss		(20,174)																												$ 0				0						(20,174)						0
Net income attributable to and accretion of redeemable noncontrolling interest		(0)
Net loss attributable to and accretion of redeemable noncontrolling interest		0
Foreign currency translation adjustment		347																												$ 0				0						0						347
Proceeds from the issuance of common stock, net of issuance costs (in shares)																			42,000,593											10,040,777	[1]
Proceeds from the issuance of common stock, net of issuance costs		33,670																	$ 145,230								$ 145,230			$ 1				33,669
Redemption of Series B convertible preferred stock (in shares)									(43,603,859)	[1]										(5,834,851)
Redemption of Series B convertible preferred stock									$ (80,695)											$ (9,258)								$ (9,258)	$ (80,695)
Redemption of Series B convertible preferred stock							$ (8,030)	$ (81,018)																																				$ (8,030)	$ (81,018)
Balance, temporary equity, shares (in shares) at Dec. 31, 2019	[1]								51,091,344
Balance, temporary equity, including noncontrolling interest at Dec. 31, 2019									$ 182,656				10,684			1,291					0			194,631
Balance (in shares) at Dec. 31, 2019	[1]																													84,331,573
Balance at Dec. 31, 2019		(198,682)																												$ 10				33,691						(233,957)						1,574
Options reclassified from permanent equity to liability		(2,203)																																(2,203)
Deemed dividend on extinguishment of Series B convertible preferred stock									15,408																				$ 15,408
Deemed dividend on extinguishment of Series B convertible preferred stock								$ (15,408)																																					$ (15,408)
Reclassification of share-based awards to mezzanine equity		(198)							0				0			198					0			198						0				(198)						0						0
Remeasurement of redemption value of common shares		$ (14,390)							0				14,390			0					0			14,390						$ 0				0						(14,390)						0
Proceeds from exercise of options (in shares)		707,888																												759,293	[1]
Proceeds from exercise of options		$ 612																												$ 0				612						0						0
Stock-based compensation expense		3,277																												0				3,277						0						0
Remeasurement of redemption value of convertible preferred stock		(32,976)							$ 32,976				0			0					0			32,976						0										(32,976)						0
Issuance of redeemable noncontrolling interest in EduTech		4,471																												0				4,471						0						0
Net loss		(16,969)																												0				0						(16,969)						0
Net income attributable to and accretion of redeemable noncontrolling interest		27																												(0)				(0)						27						(0)
Net loss attributable to and accretion of redeemable noncontrolling interest		(27)																												0				0						(27)						0
Foreign currency translation adjustment		217																												$ 0				0						0						217
Proceeds from the issuance of common stock, net of issuance costs (in shares)	[1]																													11,979,055
Proceeds from the issuance of common stock, net of issuance costs		56,261																												$ 1				56,260						0						0
Settlement of restricted stock issued in exchange for non-recourse promissory note (in shares)	[1]																													2,607,432
Settlement of restricted stock issued in exchange for non-recourse promissory note		4,640																												$ 1				4,639						0						0
Issuance of common shares in exchange for issuance cost (in shares)	[1]																													391,115
Issuance of common shares in exchange for issuance cost		2,407																												$ 0				2,407						0						0
Redemption of Series B convertible preferred stock (in shares)	[1]								(9,090,752)
Redemption of Series B convertible preferred stock									$ (32,242)				0			0					0			(32,242)
Redemption of Series B convertible preferred stock		(1,470)																												$ 0				0						(1,470)						0
Issuance of redeemable noncontrolling interest in EduTech									0				0			0					3,034			3,034
Net income attributable to noncontrolling interest									$ 0				0			0					27			27
Balance, temporary equity, shares (in shares) at Dec. 31, 2020						42,001,000			42,000,592	[1]
Balance, temporary equity, including noncontrolling interest at Dec. 31, 2020		213,014							$ 183,390				25,074			1,489					3,061			213,014
Balance (in shares) at Dec. 31, 2020	[1]																													100,068,469
Balance at Dec. 31, 2020		(192,827)																												$ 12				105,159			$ 0			(299,789)						1,791
Reclassification of share-based awards to mezzanine equity		(206)							0				0			206					0			206						0				(206)			0			0						0
Reclassification of common shares to mezzanine equity									0				6,872			0					0			6,872
Remeasurement of redemption value of common shares		$ (7,361)							0				7,361			0					0			7,361						$ 0				0			0			(7,361)						0
Proceeds from exercise of options (in shares)		5,141,331																												5,141,331	[1]
Proceeds from exercise of options		$ 8,242																												$ 0				8,242			0			0						0
Common stock issued upon vesting of restricted stock units (in shares)	[1]																													170,852
Stock-based compensation expense		46,475																												$ 0				46,475			0			0						0
Remeasurement of redemption value of convertible preferred stock		(32,928)							32,928				0			0					0			32,928						0				0			0			(32,928)						0
Issuance of redeemable noncontrolling interest in EduTech		515							$ 0				0			0					238			238						$ 0				515			0			0						0
Conversion of convertible preferred stock (in shares)	[1]								(42,000,592)
Conversion of convertible preferred stock									$ (216,318)				0			0					0			(216,318)
Conversion of convertible preferred stock (in shares)	[1]																													28,500,592
Conversion of convertible preferred stock		85,393																												$ 3				85,390			0			0						0
Reclassification of temporary equity to permanent equity			$ 39,307	$ 41,152							$ 0	$ 0		$ (39,307)	$ 0		$ 0	$ (1,695)				$ 0	$ 0		$ (39,307)	$ (1,695)						$ 0	$ 0		$ 39,307	$ 41,152		$ 0	$ 0		$ 0	$ 0					$ 0	$ 0
Merger and recapitalization, net of transaction costs (in shares)	[1]																													47,940,523
Merger and recapitalization, net of transaction costs		299,739																												$ 3				299,736			0			0						0
Reclassification of earn-out RSUs to earn-out shares		(714)																												0				(714)			0			0						0
Reclassification of Apex shares purchased prior to the Business Combination		(1,739)																												0				0			(1,739)			0						0
Net loss		(33,245)																												0				0			0			(33,245)						0
Net income attributable to and accretion of redeemable noncontrolling interest		1,974							0				0			0					1,974			1,974						(0)				(0)			(0)			1,974						(0)
Net loss attributable to and accretion of redeemable noncontrolling interest		(1,974)							0				0			0					(1,974)			(1,974)						0				0			0			(1,974)						0
Foreign currency translation adjustment									$ 0				0			0					(63)			(63)
Foreign currency translation adjustment		526																												$ 0				0			0			0						526
Balance, temporary equity, shares (in shares) at Dec. 31, 2021	[1]								0
Balance, temporary equity, including noncontrolling interest at Dec. 31, 2021		5,210							$ 0				$ 0			$ 0					$ 5,210			$ 5,210
Balance (in shares) at Dec. 31, 2021	[1]																													181,821,767
Balance at Dec. 31, 2021		$ 250,355																												$ 18				$ 625,056			$ (1,739)			$ (375,297)						$ 2,317

[1]	As part of the Business Combination (as disclosed in "Note 3 — Business Combination"), all per share information has been retroactively adjusted using an exchange ratio of 8.69144 per share.